                   TABLE OF CONTENTS

     Letter to Shareholders......................   1
     Performance Results.........................   3
     Portfolio Management Review.................   4
     Portfolio of Investments....................   6
     Statement of Assets and Liabilities.........  11
     Statement of Operations.....................  12
     Statement of Changes in Net Assets..........  13
     Financial Highlights........................  14
     Notes to Financial Statements...............  17

    PACE SAR 2/96

                            LETTER TO SHAREHOLDERS




               [PHOTO OF DENNIS J. MCDONNELL AND DON G. POWELL]
January 24, 1996

Dear Shareholder,
  For most investors, it would be hard to surpass the success enjoyed during the second half of 1995. After getting off to a strong start in the first half of the year, the stock and bond markets continued to achieve substantial gains, driven by a combination of continuing economic growth and low infla-tion. The strength of equity and fixed-income securities throughout 1995 was particularly impressive because it followed a year in which both markets de-clined. People who remained invested during 1995 generally shared in the growth of the markets, while those investors who retreated after 1994's down-turn may have missed out on the double-digit returns.
  The rebound in the markets last year reinforces the importance of maintain-ing a long-term perspective for your investments. While the environment for stocks and bonds remains positive, it is unlikely that 1996 will see a repeat of the markets' strong 1995 performance. However, over the long-term, stocks have outperformed virtually all other types of investments, and bonds have met the needs of investors who seek capital preservation and regular income.

ECONOMIC OVERVIEW
  The rate of economic growth slowed during the second half of 1995, as mea-sured by the gross domestic product (the value of all goods and services pro-duced in the United States). GDP grew at an annual rate of more than 4.2 percent in the third quarter of 1995, but slowed to an estimated 2 to 3 per-cent in the fourth quarter, with retail and auto sales particularly sluggish. The slower growth rate eased concerns about a rise in inflation and allowed the Federal Reserve Board in late December to lower short-term interest rates by a quarter- percentage point. The reduction in rates during the latter half of 1995 is expected to help generate moderate economic growth in 1996, just as the Fed's raising of short-term rates in 1994 helped slow economic growth in 1995.
  The cut in short-term rates, combined with modest growth forecasts, was viewed by the financial markets as a positive event, pushing up both stock and bond prices. For the six months ended December 31, 1995, the Standard & Poor's 500-Stock Index achieved a total return of 14.40 percent. The yield on 10-year Treasury notes was 5.57 percent on December 31, compared to 6.20 percent on June 30. Bond prices and yields move in opposite directions, so bond prices rose. Many observers expect the Fed to cut rates further if Congress and the President are able to reach an agreement on the federal budget, provided eco-nomic conditions justify further easing.
  With a low inflation, low interest rate environment, corporate earnings re-mained quite strong during the year, helping to push stocks to new highs. The strongest sectors were

                                                          Continued on page two
technology and finance, as these stocks benefited from the impact of the Internet, telecommunications deregulation and bank mergers. U.S. companies with global operations also did well, aided by a declining U.S. dollar.

ECONOMIC OUTLOOK
  Looking ahead, we are cautiously optimistic. We expect the economy to grow at a rate of 2 to 3 percent throughout 1996, with growth stronger in the second half of the year as the full impact of the Fed's rate cuts take effect. Lower rates will have the greatest impact on interest-sensitive industries, such as housing. Although inflation appears to be under control, there probably will be some cyclical upward pressure in 1996.
  The current economic conditions are ideal for stocks, especially those of smaller companies, because they tend to be affected less by economic cycles. The outlook for the fixed-income market--including municipal bonds--is posi-tive, too. In the near-term, we believe domestic markets will benefit from a stable U.S. dollar and increased business activity driven in part by a number of strategic reorganizations of some of the nation's blue chip industry lead-ers.
  During recent months, debate over tax reform and the federal deficit has dom-inated the agenda in Washington. Now that we are in a presidential election year, tax reform likely will replace the budget battle as the top issue in Washington. There has been varied speculation about the impact of these issues on the economy and on various types of investments. We are following the tax reform debate very closely, and we will keep you updated on this issue through-out the year. See the winter issue of Your Portfolio for a detailed discussion of tax reform.
  On the following pages, you can read about your Fund's performance in 1995, as well as the portfolio management team's outlook for the Fund in the coming months. We hope that you will find this information helpful.

CORPORATE NEWS
  As part of our commitment to helping you achieve your investment goals, Van Kampen American Capital strives to provide shareholders with the best service in the mutual fund industry. That is why we are especially pleased to have re-ceived the 1995 Quality Tested Service Seal, which is awarded annually by DALBAR, Inc., an independent research firm.The Seal, which symbolizes the achievement of the highest tier of service in the mutual fund industry, was awarded to American Capital annually from 1990 to 1994 and we are honored that the service provided by Van Kampen American Capital has achieved the same level of excellence.

Sincerely,

/s/ Don G. Powell                /s/ Dennis J. McDonnell
Don G. Powell                    Dennis J. McDonnell
Chairman                         President
Van Kampen American Capital      Van Kampen American Capital
Asset Management, Inc.           Asset Management, Inc.

          PERFORMANCE RESULTS FOR THE PERIOD ENDED DECEMBER 31, 1995

                     VAN KAMPEN AMERICAN CAPITAL PACE FUND

                                                      A SHARES B SHARES C SHARES

TOTAL RETURNS
Six-month total return based on NAV/1/...............   11.88%   11.45%   11.55%
Six-month total return/2/............................    5.44%    6.67%   10.59%
One-year total return/2/.............................   25.13%   26.79%   30.39%
Five-year average annual total return/2/.............   12.94%      N/A      N/A
Ten-year average annual total return/2/..............   10.87%      N/A      N/A
Life-of-Fund average annual total return/2/..........   12.32%    8.84%   11.12%
Commencement Date.................................... 07/22/69 01/10/92 08/27/93

N/A = Not Applicable

1Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (5.75% for A shares) or contingent deferred sales charge for early withdrawal (5% for B shares and 1% for C shares).

2Standardized total return. Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (A shares) or contingent deferred sales charge for early withdrawal (B and C shares).

See the Prior Performance section of the current prospectus. Past performance does not guarantee future results. Investment return and net asset value will fluctuate with market conditions. Fund shares, when redeemed, may be worth more or less than their original cost.

                          PORTFOLIO MANAGEMENT REVIEW

                     VAN KAMPEN AMERICAN CAPITAL PACE FUND
We recently spoke with the management team of the Van Kampen American Capital Pace Fund about the key events and economic forces which shaped the markets during the past fiscal year. The team includes Stephen L. Boyd, portfolio manager, and Alan T. Sachtleben, executive vice president, equity investments. The following excerpts reflect their views on the Fund's performance during the six-month period ended December 31, 1995.

 Q THE STOCK MARKET ENJOYED STRONG RETURNS DURING THE SECOND HALF OF 1995. WHAT FACTORS HAD THE MOST IMPACT ON THE FUND'S PERFORMANCE DURING THE PAST SIX MONTHS?

 A The stock market as a whole benefited from continued--although slower-- economic growth that generated strong corporate profits without experi-
encing increased inflation. The Fund benefited from being heavily invested in technology and finance stocks, which were two of the strongest sectors during the reporting period. While the Fund benefited from technology's strong per-formance during the third quarter, our insistence on being diversified limited our investment in technology stocks, which benefited the Fund in the fourth quarter when the technology sector began to show some signs of weakness. We reduced the Fund's technology holdings toward year-end, when their valuations had reached very high levels.

  We continue to focus on stock selection, identifying those companies that we believe were poised to benefit from a restructuring or repositioning. The Fund's diversification at the end of the year is illustrated by the chart be-low.

                            [LOGO/ART APPEARS HERE]
                  [Pie Chart of Portfolio Holdings by Sector
                    as of December 31, 1995 appears here.]

Energy...................................   8%
Raw Materials/Processing Industries......   4%
Producer Manufacturing...................   8%
Technology...............................  14%
Consumer Non-Durables....................   9%
Consumer Distribution....................   5%
Consumer Services........................   5%
Finance..................................  17%
Health Care..............................  11%
Utilities................................   6%
Other....................................  13%


 Q CAN YOU GIVE A FEW EXAMPLES OF STOCKS THE FUND OWNED DURING THE REPORTING PERIOD THAT INCREASED IN PRICE AS A RESULT OF A RESTRUCTURING, MERGER OR OTHER SIGNIFICANT EVENT?

 A In the financial services area, we owned shares of BayBanks, which was acquired by Bank of Boston, and we owned stock in Chase Manhattan and
Chemical Bank, which merged. In the insurance industry, the Fund owned shares of Travelers, which purchased the property and casualty division of Aetna, re-sulting in an increase in the stock price. Finally, among industrial companies, the Fund benefited from changes at Dr. Pepper, ITT and Scott Paper that pushed up the stock price of all three companies.
  Of course, not all of the securities in the portfolio performed as well and past performance is no guarantee of future performance.

 Q   WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO DURING THE PAST SIX MONTHS?


 A As we've already discussed, we reduced the Fund's holdings of technology stocks and invested those assets in retail, drug and energy stocks. Re-
tail stocks were beaten down last year and may be poised for a recovery this year if the economy continues to grow. Drug and energy stocks are impacted less by changing economic conditions, so we expect they should help the Fund's performance in almost any economy. The health care and energy sectors were the strongest performers in the fourth quarter of the year.


 Q   HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED DECEMBER 31, 1995?


 A   Class A shares of the Fund achieved a total return at net asset value of
     11.88 percent/1/, including reinvestment of dividends totaling $0.15 per share and a capital gains distribution of $1.76 per share. By comparison, the Standard & Poor's 500-Stock Index, a broad-based, unmanaged index that re-flects general stock market performance, achieved a total return of 14.40 per-cent for the period. The Lipper Growth Fund Index, which represents the average performance of the largest growth funds, achieved a total return of
10.76 percent. Neither index reflects any commissions or fees that would be paid by an investor purchasing the securities it represents. (Please refer to the chart on page three for additional Fund performance results.)




 Q   WHAT IS THE OUTLOOK FOR STOCKS?
 A The outlook is excellent, which is not to say that a correction could not occur in the near-term. However, some very positive forces are present:
moderate economic growth, low inflation and acceptable levels of interest rates. These should limit any decline to a modest one. Looking further into the future, these three conditions--aided by the Federal Reserve Board's deci-sion in December to lower short-term interest rates--should lead to increasing corporate profits which, in turn, should lead to higher stock prices.


/s/ Alan T. Sachtleben              /s/ Stephen L. Boyd
Alan T. Sachtleben                  Stephen L. Boyd
Executive Vice President            Portfolio Manager
Equity Investments

                                            Please see footnotes on page three.

                            PORTFOLIO OF INVESTMENTS

                         December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
           COMMON STOCK 89.2%
           CONSUMER DISTRIBUTION 5.3%
     240   Dayton Hudson Corp....................................    $18,000,000
    *475   Eckerd Corp...........................................     21,196,875
     165   Gap, Inc..............................................      6,930,000
    *375   General Nutrition Companies, Inc......................      8,625,000
     300   Home Depot, Inc.......................................     14,362,500
    *775   Kroger Co.............................................     29,062,500
     265   May Department Stores Co..............................     11,196,250
     350   Sears, Roebuck & Co...................................     13,650,000
     375   Wal-Mart Stores, Inc..................................      8,390,625
                                                                    ------------
                                                                     131,413,750
                                                                    ------------
           CONSUMER DURABLES 1.4%
     135   Chrysler Corp.........................................      7,475,625
     120   Eastman Kodak Co......................................      8,040,000
     385   General Motors Corp...................................     20,356,875
                                                                    ------------
                                                                      35,872,500
                                                                    ------------
           CONSUMER NON-DURABLES 8.8%
    *102   Adidas, ADS...........................................      2,707,763
     500   ConAgra, Inc..........................................     20,625,000
     190   CPC International, Inc................................     13,038,750
     350   Dial Corp.............................................     10,368,750
     215   General Mills, Inc....................................     12,416,250
     190   Gillette Co...........................................      9,903,750
     786   Nabisco Holdings Corp., Class A.......................     25,643,250
     270   PepsiCo, Inc..........................................     15,086,250
     500   Philip Morris Companies, Inc..........................     45,250,000
     150   Procter & Gamble Co...................................     12,450,000
     400   Ralston-Purina Group..................................     24,950,000
     250   RJR Nabisco Holdings Corp., Inc.......................      7,718,750
     325   Sara Lee Corp.........................................     10,359,375
     200   Tambrands, Inc........................................      9,550,000
                                                                    ------------
                                                                     220,067,888
                                                                    ------------
           CONSUMER SERVICES 4.5%
     120   Capital Cities ABC, Inc...............................     14,805,000
    *500   Cox Communications, Inc...............................      9,750,000
     130   Disney (Walt) Co......................................      7,670,000
     200   Harcourt General, Inc.................................      8,375,000
     360   Marriott International, Inc...........................     13,770,000
     550   Service Corp. International...........................     24,200,000

                                               See Notes to Financial Statements

                         December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                             Market Value
-------------------------------------------------------------------------------
    *480   Tele-Communications International, Class A...........   $ 10,920,000
     350   Time Warner, Inc.....................................     13,256,250
    *185   Viacom, Inc., Class B................................      8,764,375
                                                                   ------------
                                                                    111,510,625
                                                                   ------------
           ENERGY 7.7%
     365   Amoco Corp...........................................     26,234,375
     250   Chevron Corp.........................................     13,125,000
     175   Exxon Corp...........................................     14,021,875
     275   Mobil Corp...........................................     30,800,000
     560   Occidental Petroleum Corp............................     11,970,000
     480   Panhandle Eastern Corp...............................     13,380,000
     295   Royal Dutch Petroleum Co., ADR.......................     41,631,875
     350   Texaco, Inc..........................................     27,475,000
     320   Williams Companies, Inc..............................     14,040,000
                                                                   ------------
                                                                    192,678,125
                                                                   ------------
           FINANCE 17.3%
     300   Ahmanson (H. F.) & Co................................      7,950,000
     200   Allmerica Financial Corp.............................      5,400,000
     320   Allstate Corp........................................     13,160,000
     250   American Express Co..................................     10,343,750
     275   American International Group, Inc....................     25,437,500
     400   Bank of Boston Corp..................................     18,500,000
     110   BankAmerica Corp.....................................      7,122,500
     350   Bankers Trust New York Corp..........................     23,275,000
     300   BayBanks, Inc........................................     29,475,000
     225   Chemical Banking Corp................................     13,218,750
      68   Citicorp.............................................      4,599,900
     200   CoreStates Financial Corp............................      7,575,000
      43   Donaldson, Lufkin & Jenrette, Inc....................      1,350,000
     375   Federal National Mortgage Association................     46,546,875
      70   First Interstate Bancorp.............................      9,555,000
     700   Greenpoint Financial Corp............................     18,725,000
      83   General Re Corp......................................     12,865,000
     900   Green Tree Financial Corp............................     23,737,500
     120   Merrill Lynch & Co., Inc.............................      6,120,000
     248   Morgan (J P) & Co., Inc..............................     19,861,875
      75   Morgan Stanley Group, Inc............................      6,046,875
     100   NationsBank Corp.....................................      6,962,500
     250   Travelers Group, Inc.................................     15,718,750
   8,273   Van Kampen American Small Capitalization Fund (See
           Note 2)..............................................    100,356,577
                                                                   ------------
                                                                    433,903,352
                                                                   ------------

                                               See Notes to Financial Statements

                         December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
           HEALTH CARE 10.8%
     130   American Home Products Corp.........................   $   12,610,000
    *250   Amgen, Inc..........................................       14,843,750
     300   Astra, AB, Series A, ADR............................       11,887,500
     188   Becton Dickinson & Co...............................       14,130,000
     145   Bristol-Myers Squibb Co.............................       12,451,875
     850   Caremark International, Inc.........................       15,406,250
    *120   Genzyme Corp........................................        7,485,000
     200   Guidant Corp........................................        8,450,000
     140   Johnson & Johnson...................................       11,987,500
     400   Lilly (Eli) & Co....................................       22,500,000
     160   Medtronic, Inc......................................        8,940,000
     190   Merck & Co., Inc....................................       12,492,500
    *165   Nellcor Puritan Bennett, Inc........................        9,570,000
     325   Pharmacia & Upjohn, Inc.............................       12,593,750
     475   Schering-Plough Corp................................       26,006,250
     235   SmithKline Beecham, ADR.............................       13,042,500
     475   U. S. Healthcare, Inc...............................       22,087,500
     200   United Healthcare Corp..............................       13,100,000
     210   Warner Lambert Co...................................       20,396,250
                                                                  --------------
                                                                     269,980,625
                                                                  --------------
           PRODUCER MANUFACTURING 7.5%
     100   Caterpillar, Inc....................................        5,875,000
     550   Corning, Inc........................................       17,600,000
     230   Deere & Co..........................................        8,107,500
     150   Fluor Corp..........................................        9,900,000
     300   General Electric Co.................................       21,600,000
     375   Honeywell, Inc......................................       18,234,375
     175   Illinois Tool Works, Inc............................       10,325,000
    *100   ITT Corp............................................        5,300,000
    *100   ITT Industries, Inc.................................        2,400,000
     190   Minnesota Mining & Manufacturing Co.................       12,587,500
     250   Rockwell International Corp.........................       13,218,750
     125   TRW, Inc............................................        9,687,500
     265   United Technologies Corp............................       25,141,875
     900   WMX Technologies, Inc...............................       26,887,500
                                                                  --------------
                                                                     186,865,000
                                                                  --------------

                                               See Notes to Financial Statements

                         December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
           RAW MATERIALS/PROCESSING INDUSTRIES 4.5%
     100   Aluminum Co. of America..............................   $   5,287,500
     225   Du Pont (E.I.) de Nemours & Co., Inc.................      15,721,875
     300   Freeport-McMoRan, Inc., Copper & Gold, Series B .....       8,437,500
      80   Georgia-Pacific Corp.................................       5,490,000
     150   Grace (W.R.) & Co....................................       8,868,750
   1,000   James River Corp.....................................      24,125,000
     225   Kimberly Clark Corp..................................      18,618,750
     165   Monsanto Co..........................................      20,212,500
     150   Union Carbide Corp...................................       5,625,000
                                                                   -------------
                                                                     112,386,875
                                                                   -------------
           TECHNOLOGY 13.8%
     250   Adobe Systems, Inc...................................      15,500,000
    *200   Analog Devices, Inc..................................       7,075,000
      65   Ascend Communications, Inc...........................       5,273,125
    *270   Bay Networks, Inc....................................      11,103,750
     285   Boeing Co............................................      22,336,875
    *120   Cabletron Systems, Inc...............................       9,720,000
     *65   Cascade Communications Corp..........................       5,566,825
    *160   Cisco Systems, Inc...................................      11,940,000
     265   Computer Associates International, Inc...............      15,071,875
    *200   Digital Equipment Corp...............................      12,825,000
    *414   DST Systems, Inc.....................................      11,781,900
     330   General Motors Corp., Class H........................      16,211,250
     400   Hewlett-Packard Co...................................      33,500,000
     270   International Business Machines Corp.................      24,772,500
     470   Loral Corp...........................................      16,626,250
     240   McDonnell Douglas Corp...............................      22,080,000
     *90   Microsoft Corp.......................................       7,897,500
     150   Northrop Grumman Corp................................       9,600,000
    *350   Oracle Corp..........................................      14,831,250
    *550   Sun Microsystems, Inc................................      25,093,750
     150   Tektronix, Inc.......................................       7,368,750
    *320   3Com Corp............................................      14,920,000
     *65   U.S. Robotics Corp...................................       5,703,750
     140   Xerox Corp...........................................      19,180,000
                                                                   -------------
                                                                     345,979,350
                                                                   -------------
           TRANSPORTATION 1.3%
    *105   AMR Corp.............................................       7,796,250
     150   Burlington Northern, Inc.............................      11,700,000
    *450   Canadian National Railway............................       6,750,000
     105   Conrail, Inc.........................................       7,350,000
                                                                   -------------
                                                                      33,596,250
                                                                   -------------

                                               See Notes to Financial Statements

                         December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                             Market Value
-------------------------------------------------------------------------------
           UTILITIES 6.3%
       230 Ameritech Corp.....................................   $   13,570,000
       435 AT&T Corp..........................................       28,166,250
       190 Bellsouth Corp.....................................        8,265,000
      *200 Cellular Communications, Inc., Class A.............        9,950,000
       475 Frontier Corp......................................       14,250,000
       950 MCI Communications Corp............................       24,818,750
       200 NYNEX Corp.........................................       10,800,000
      *131 PT Telekomuniskasi Indonesia, ADR..................        3,307,750
       250 Sprint Corp........................................        9,968,750
       200 Telefonica de Espana, SA, ADR......................        8,375,000
       475 Telefonos de Mexico, SA, ADR.......................       15,140,625
      *300 WorldCom, Inc......................................       10,575,000
                                                                 --------------
                                                                    157,187,125
                                                                 --------------
            TOTAL COMMON STOCK (Cost $1,933,409,270)..........    2,231,441,465
                                                                 --------------
 Par
 Amount
 (000)
--------
           SHORT-TERM INVESTMENTS 9.2%
           REPURCHASE AGREEMENT 3.6%
 **$90,510 Lehman Govenment Securities, Inc., dated 12/29/95,
            5.85%, due 1/02/96 (collateralized by U.S.
            Government obligations in a pooled cash account)
            repurchase proceeds $90,568,832...................       90,510,000
                                                                 --------------
           UNITED STATES AGENCY AND GOVERNMENT
           OBLIGATIONS 5.6%
           Federal Home Loan Banks, 5.505% to 5.609%, 2/22/96
  **48,900  to 5/17/96........................................       48,018,742
           Federal Home Loan Mortgage Corp., 5.606% to 5.754%,
  **85,000  1/02/96 to 1/04/96................................       84,946,272
           Federal National Mortgage Association, 5.576%,
   **1,200  1/03/96...........................................        1,199,443
   **5,000 United States Treasury Bills, 5.497%, 3/14/96......        4,947,850
                                                                 --------------
                                                                    139,112,307
                                                                 --------------
            TOTAL SHORT-TERM INVESTMENTS (Cost $229,606,307)..      229,622,307
                                                                 --------------
 TOTAL INVESTMENTS (Cost $2,163,015,577) 98.4%.................   2,461,063,772
 OTHER ASSETS AND LIABILITIES, NET 1.6%........................      40,572,284
                                                                 --------------
 NET ASSETS 100%...............................................  $2,501,636,056
                                                                 --------------

 *Non-income producing security
**Securities with a market value of $206.2 million were placed as collateral for futures contracts (see Note 1B).


                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                         December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------

ASSETS
Investments, at market value (Cost $2,163,015,577).............  $2,461,063,772
Cash...........................................................          31,560
Receivable for investments sold................................      53,985,664
Receivable for Fund shares sold................................      20,687,347
Dividends and interest receivable..............................       3,730,983
Due from broker-variation margin...............................         210,601
Other assets...................................................         115,426
                                                                 --------------
 Total Assets..................................................   2,539,825,353
                                                                 --------------
LIABILITIES
Payable for investments purchased..............................      18,724,196
Payable for Fund shares redeemed...............................      10,522,671
Dividends Payable..............................................       5,739,265
Due to Distributor.............................................       1,233,390
Due to Adviser.................................................         949,867
Due to shareholder service agent...............................         428,567
Deferred trustees' compensation................................         165,937
Accrued expenses...............................................         425,404
                                                                 --------------
 Total Liabilities.............................................      38,189,297
                                                                 --------------
NET ASSETS, equivalent to $11.07 per share for Class A, $11.02 per share for Class B and Class C shares......................  $2,501,636,056
                                                                 --------------
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, at par; 220,612,205 Class A,
 5,185,913 Class B, and 221,377 Class C shares outstanding.....  $    2,260,195
Capital surplus................................................   2,159,111,362
Undistributed net realized gain on securities..................      42,137,443
Net unrealized appreciation (depreciation) of securities
 Investments...................................................     298,048,195
 Futures contracts.............................................      (1,301,269)
Undistributed net investment income............................       1,380,130
                                                                 --------------
NET ASSETS.....................................................  $2,501,636,056
                                                                 --------------

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                 Six Months Ended December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends........................................................  $ 22,104,933
Interest.........................................................     4,059,948
                                                                   ------------
 Investment income...............................................    26,164,881
                                                                   ------------
EXPENSES
Management fees..................................................     5,657,667
Shareholder service agent's fees and expenses....................     2,421,617
Accounting services..............................................       119,066
Service fees--Class A............................................     2,435,661
Distribution and service fees--Class B...........................       278,586
Distribution and service fees--Class C...........................        13,062
Trustees' fees and expenses......................................        44,253
Audit fees.......................................................        22,253
Custodian fees...................................................        57,638
Legal fees.......................................................         5,833
Reports to shareholders..........................................       180,000
Registration and filing fees.....................................       152,146
Miscellaneous....................................................        70,192
                                                                   ------------
 Total expenses..................................................    11,457,974
                                                                   ------------
NET INVESTMENT INCOME............................................    14,706,907
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
Net realized gain on securities
 Investments.....................................................   224,995,729
 Future contracts................................................     4,892,850
Net unrealized appreciation (depreciation) of securities during the period
 Investments.....................................................    29,781,975
 Future contracts................................................    (1,301,269)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES...................   258,369,285
                                                                   ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................  $273,076,192
                                                                   ------------

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                                  (Unaudited)

--------------------------------------------------------------------------------

                                                     Six Months
                                                 Ended December      Year Ended
                                                       31, 1995   June 30, 1995
--------------------------------------------------------------------------------
NET ASSETS, beginning of period................  $2,334,574,828  $2,189,514,914
                                                 --------------  --------------
OPERATIONS
 Net investment income.........................      14,706,907      26,893,772
 Net realized gain on securities...............     229,888,579     230,051,826
 Net unrealized appreciation of securities
 during the period.............................      28,480,706     160,102,867
                                                 --------------  --------------
 Increase in net assets resulting from
 operations....................................     273,076,192     417,048,465
                                                 --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income
 Class A.......................................     (28,236,387)    (22,916,396)
 Class B.......................................        (222,457)       (141,014)
 Class C.......................................          (9,250)         (5,920)
                                                 --------------  --------------
                                                    (28,468,094)    (23,063,330)
                                                 --------------  --------------
 Net realized gain on securities
 Class A.......................................    (331,307,004)   (242,510,817)
 Class B.......................................      (7,830,692)     (5,629,695)
 Class C.......................................        (325,608)       (236,324)
                                                 --------------  --------------
                                                   (339,463,304)   (248,376,836)
                                                 --------------  --------------
 Total distributions...........................    (367,931,398)   (271,440,166)
                                                 --------------  --------------
CAPITAL TRANSACTIONS
 Proceeds from shares sold
 Class A.......................................     616,305,358     800,964,139
 Class B.......................................     122,386,325     152,874,778
 Class C.......................................      17,527,383      14,211,717
                                                 --------------  --------------
                                                    756,219,066     968,050,634
                                                 --------------  --------------
 Proceeds from shares issued for distributions
 reinvested
 Class A.......................................     332,414,158     242,657,855
 Class B.......................................       7,439,206       4,892,097
 Class C.......................................         294,813         176,726
                                                 --------------  --------------
                                                    340,148,177     247,726,678
                                                 --------------  --------------
 Cost of shares redeemed
 Class A.......................................    (693,535,309) (1,059,520,324)
 Class B.......................................    (123,333,325)   (143,264,491)
 Class C.......................................     (17,582,175)    (13,540,882)
                                                 --------------  --------------
                                                   (834,450,809) (1,216,325,697)
                                                 --------------  --------------
 Increase (decrease) in net assets resulting
 from capital transactions.....................     261,916,434        (548,385)
                                                 --------------  --------------
INCREASE IN NET ASSETS.........................     167,061,228     145,059,914
                                                 --------------  --------------
NET ASSETS, end of period (including
  undistributed net investment income of
  $1,380,130 and $15,141,317, respectively)....  $2,501,636,056  $2,334,574,828
                                                 --------------  --------------

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.(Unaudited)

--------------------------------------------------------------------------------

                                                     Class A
                          ------------------------------------------------------------------
                          Six Months Ended              Year Ended June 30
                              December 31, -------------------------------------------------
                                      1995 1995(/1/)      1994      1993      1992      1991
---------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value,
beginning of period.....        $11.62       $11.05     $12.95    $13.21    $12.37    $12.69
                              --------     --------   --------  --------  --------  --------
INCOME FROM OPERATIONS
 Investment income......           .14          .25        .26      .305      .335       .40
 Expenses...............          (.06)        (.11)      (.13)     (.14)     (.14)    (.125)
                              --------     --------   --------  --------  --------  --------
Net investment income...           .08          .14        .13      .165      .195      .275
Net realized and
  unrealized gain (loss)
  on securities.........          1.28         1.85     (.1475)     1.69     1.095     .1575
                              --------     --------   --------  --------  --------  --------
Total from investment
operations..............          1.36         1.99     (.0175)    1.855      1.29     .4325
                              --------     --------   --------  --------  --------  --------
LESS DISTRIBUTIONS FROM
 Net investment income..          (.15)      (.1225)     (.135)    (.145)   (.2375)     (.29)
 Net realized gain on
 securities.............         (1.76)     (1.2975)   (1.7475)    (1.97)   (.2125)   (.4625)
                              --------     --------   --------  --------  --------  --------
Total distributions.....         (1.91)       (1.42)   (1.8825)   (2.115)     (.45)   (.7525)
                              --------     --------   --------  --------  --------  --------
Net asset value, end of
period..................        $11.07       $11.62     $11.05    $12.95    $13.21    $12.37
                              --------     --------   --------  --------  --------  --------
TOTAL RETURN (/2/)......        11.88%       20.62%      (.64%)   15.20%    10.58%     4.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
period (millions).......      $2,442.0     $2,279.4   $2,152.5  $2,446.2  $2,350.2  $2,348.7
Average net assets
(millions)..............      $2,395.5     $2,146.7   $2,378.3  $2,409.9  $2,456.5  $2,275.2
Ratios to average net
assets (annualized)
 Expenses...............          .91%        1.04%      1.02%     1.06%     1.00%     1.01%
 Net investment income..         1.22%        1.24%       .99%     1.22%     1.38%     2.22%
Portfolio turnover rate.          105%         248%       112%      113%       54%       40%

(1)Based on average shares outstanding.
(2) Total return for a period of less than one full year is not annualized and does not consider the effect of sales charges.

                                               See Notes to Financial Statements

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated. (Unaudited)

--------------------------------------------------------------------------------

                                              Class B(/2/)
                            ----------------------------------------------------
                                                                     January 10,
                              Six Months                               1992(/1/)
                                   Ended    Year Ended June 30           through
                            December 31,  -------------------------     June 30,
                                    1995     1995     1994     1993         1992
--------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning
of period.................        $11.53   $10.96   $12.86   $13.13    $13.87
                                  ------  -------  -------  -------    ------
INCOME FROM OPERATIONS
 Investment income........           .13      .25      .25      .29       .15
 Expenses.................          (.11)    (.20)    (.22)    (.26)     (.10)
                                  ------  -------  -------  -------    ------
Net investment income.....           .02      .05      .03      .03       .05
Net realized and
unrealized gain (loss) on
securities................          1.28     1.85   (.1575)   1.705      (.79)
                                  ------  -------  -------  -------    ------
Total from investment
operations................          1.30     1.90   (.1275)   1.735      (.74)
                                  ------  -------  -------  -------    ------
LESS DISTRIBUTIONS FROM
 Net investment income....          (.05)  (.0325)   (.025)   (.035)      --
 Net realized gain on
 securities...............         (1.76) (1.2975) (1.7475)   (1.97)      --
                                  ------  -------  -------  -------    ------
Total distributions.......         (1.81)   (1.33) (1.7725)  (2.005)      --
                                  ------  -------  -------  -------    ------
Net asset value, end of
period....................        $11.02   $11.53   $10.96   $12.86    $13.13
                                  ------  -------  -------  -------    ------
TOTAL RETURN (/3/)........        11.45%   19.73%   (1.46%)  12.84%    (5.34%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(millions)................         $57.2    $53.0    $35.8    $27.7     $11.7
Average net assets
(millions)................         $55.7    $41.9    $31.5    $16.8      $3.9
Ratios to average net
assets (annualized)
 Expenses.................         1.73%    1.84%    1.79%    1.98%     1.82%
 Net investment income....          .43%     .44%     .21%     .25%      .56%
Portfolio turnover rate...          105%     248%     112%     113%       54%

(1)Commencement of offering of sales.
(2)Based on average shares outstanding.
(3) Total return for periods of less than one full year are not annualized and does not consider the effect of sales charges.

                                               See Notes to Financial Statements

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated. (Unaudited)

--------------------------------------------------------------------------------

                                                Class C(/2/)
                                -----------------------------------------------
                                                                     August 27,
                                                                      1993(/1/)
                                 Six Months Ended     Year Ended        through
                                December 31, 1995  June 30, 1995  June 30, 1994
--------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of
period........................             $11.52         $10.99         $13.25
                                           ------        -------        -------
INCOME FROM OPERATIONS
 Investment income............                .13            .25            .17
 Expenses.....................               (.11)          (.20)          (.15)
                                           ------        -------        -------
Net investment income.........                .02            .05            .02
Net realized and unrealized
gain (loss) on securities.....               1.29           1.81         (.4375)
                                           ------        -------        -------
Total from investment
operations....................               1.31           1.86         (.4175)
                                           ------        -------        -------
LESS DISTRIBUTIONS FROM
 Net investment income........               (.05)        (.0325)         (.095)
 Net realized gain on
 securities...................              (1.76)       (1.2975)       (1.7475)
                                           ------        -------        -------
Total distributions...........              (1.81)         (1.33)       (1.8425)
                                           ------        -------        -------
Net asset value, end of
period........................             $11.02         $11.52         $10.99
                                           ------        -------        -------
TOTAL RETURN (/3/)............             11.55%         19.27%         (3.70%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(millions)....................               $2.4           $2.2           $1.2
Average net assets (millions).               $2.6           $1.8           $0.7
Ratios to average net assets
(annualized)
 Expenses.....................              1.73%          1.84%          1.81%
 Net investment income........               .35%           .44%           .24%
Portfolio turnover rate.......               105%           248%           112%

(1)Commencement of offering of sales.
(2)Based on average shares outstanding.
(3) Total return for periods of less than one full year are not annualized and does not consider the effect of sales charges.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

-------------------------------------------------------------------------------
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Van Kampen American Capital Pace Fund (the "Fund", formerly American Capital Pace Fund, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund seeks growth of capital by investing principally in common stocks.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The prep-aration of financial statements in conformity with generally accepted account-ing principles requires management to make estimates and assumptions that affect the amounts reported. Actual amounts may differ from the estimates.

A. INVESTMENT VALUATIONS--Securities, including options, listed or traded on a national securities exchange or NASDAQ, are valued at the last sale price. Un-listed securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Options are valued at the last sale price or, if no sales are reported, at the mean between the bid and asked prices.
  Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term invest-ments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time, until maturity, the investments are valued at amortized cost.

B. OPTIONS AND FUTURES CONTRACTS--General--Transactions in options and futures contracts are utilized in strategies to manage the market risk of the Fund's investments. The purchase of a futures contract or call option (or the writing of a put option) increases the impact on net asset value of changes in the market price of investments. There is also a risk that the market movement of such instruments may not be in the direction forecasted. Note 3-Investment Ac-tivity contains additional information.
  Call and Put Options--The Fund may write covered call options and collater-alized put options. Options written on futures contracts require initial mar-gin deposits. Options purchased are recorded as investments; options written
(sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or re-alized as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the set-tlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When

                                  (Unaudited)

-------------------------------------------------------------------------------
an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.
  Futures Contracts--Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. A portion of these funds are held as collateral in an account in the name of the broker, the Fund's agent in ac-quiring the futures position. During the period the futures contract is open, changes in the value of the contract ("variation margin") are recognized by marking the contracts to market on a daily basis. As unrealized gains or losses are incurred, variation margin payments are received from or made to the broker. Upon the closing or cash settlement of a contract, gains or losses are realized. The cost of securities acquired through delivery under a con-tract is adjusted by the unrealized gain or loss on the contract.

C. REPURCHASE AGREEMENTS--A repurchase agreement is a short-term investment in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may in-vest independently in repurchase agreements, or transfer uninvested cash bal-ances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser"), the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is re-quired to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. FEDERAL INCOME TAXES--No provision for federal income taxes is required be-cause the Fund has elected to be taxed as a "regulated investment company" un-der the Internal Revenue Code and intends to maintain this qualification by annually distributing all of its taxable net investment income and taxable net realized gains on investments to its shareholders.

E. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME--Investment transac-tions are accounted for on the trade date. Realized gains and losses on in-vestments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

F. DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the record date. The Fund distributes tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may differ from

                                  (Unaudited)

-------------------------------------------------------------------------------
generally accepted accounting principles. Such dividends or distributions may exceed financial statement earnings.

NOTE 2-MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser serves as investment manager of the Fund. Management fees are paid monthly, based on the average daily net assets of the Fund at an annual rate of .50% of the first $1 billion, .45% of the next $1 billion, .40% of the next $1 billion, and .35% of the amount in excess of $3 billion.
  Accounting services include the salaries and overhead expenses of the Fund's Treasurer and the personnel operating under his direction. Charges are allo-cated among investment companies advised by the Adviser. For the period, these charges included $14,640 as the Fund's share of the employee costs attribut-able to the Fund's accounting officers. A portion of the accounting services expense was paid to the Adviser in reimbursement of personnel, facilities and equipment costs attributable to the provision of accounting services to the Fund. The services provided by the Adviser are at cost.
  ACCESS Investor Services, Inc., an affiliate of the Adviser, serves as the Fund's shareholder service agent. These services are provided at cost plus a profit. For the period, the fees for such services were $2,230,271.
  The Fund has been advised that Van Kampen American Capital Distributors, Inc. (the "Distributor") and Advantage Capital Corporation (the "Retail Deal-er"), both affiliates of the Adviser, received $108,827 and $38,647, respec-tively, as their portion of the commissions charged on sales of Fund shares during the period.
  Under the Distribution Plans, each class of shares pays up to .25% per annum of its average net assets to reimburse the Distributor for expenses and serv-ice fees incurred. Class B and C shares pay an additional fee of up to .75% per annum of their average net assets to reimburse the Distributor for its distribution expenses. Actual distribution expenses incurred by the Distribu-tor for Class B and C shares may exceed the amounts reimbursed to the Distrib-utor by the Fund. At the end of the period, the unreimbursed expenses incurred by the Distributor under the Class B and C plans aggregated approximately $2.0 million and $17,000, respectively, and may be carried forward and reimbursed through either the collection of the contingent deferred sales charges from share repurchases or, subject to the annual renewal of the plans, future Fund reimbursements of distribution fees.
  Legal fees during the period were for services rendered by former counsel of the Fund, O'Melveny & Myers. A former trustee was of counsel to that firm.
  Certain officers and directors of the Fund are officers and trustees of the Adviser, the Distributor, the Retail Dealer, and the shareholder service agent.
  At the end of the period, the Fund owned approximately 48% of the Van Kampen

                                  (Unaudited)

-------------------------------------------------------------------------------
American Capital Small Capitalization Fund ("Small Cap"), an investment com-pany managed by the Adviser. Small Cap comprised approximately 4% of the Fund's total net assets. Small Cap's portfolio consisted of the following se-curities:


 Number                                           Market
 of Shares                                        Value
-----------------------------------------------------------
           COMMON STOCK
           CONSUMER DISTRIBUTION
    22,000 Big B, Inc.                         $    220,000
    25,000 Books-A-Million, Inc.                    321,875
    18,460 Cardinal Health, Inc.                  1,010,685
     3,000 Carson Pirie Scott & Co.                  60,000
     4,000 CDW Computer Centers, Inc.               159,000
    21,000 Circuit City Stores, Inc.                582,750
    42,000 Claire's Stores, Inc.                    740,250
    12,000 CompUSA, Inc.                            379,500
    14,000 Consolidated Stores Corp.                304,500
     9,800 Eckerd Corp.                             431,200
    52,000 Fingerhut Companies, Inc.                728,000
    46,000 General Nutrition Companies, Inc.      1,040,750
    29,000 Gymboree Corp.                           590,875
    11,000 Health Management, Inc.                  143,000
     2,000 Hills Stores Co.                          19,500
    10,000 Lear Seating Corp.                       291,250
    14,000 MacFrugals Bargains Closeouts            187,250
     9,000 Mens Wearhouse, Inc.                     238,500
    15,000 Micro Warehouse, Inc.                    663,750
    38,000 OfficeMax, Inc.                          826,500
    83,900 Pier 1 Imports, Inc.                     943,874
     5,000 Proffitts, Inc.                          132,500
    11,000 Revco D.S., Inc.                         310,750
     6,000 Rexel, Inc.                               81,000
     3,000 Richfood Holdings, Inc.                   81,375
     7,000 Ross Stores, Inc.                        135,625
    25,000 Staples, Inc.                            609,375
    42,800 Stop & Shop Companies, Inc.              973,700
    40,000 Sunglass Hut International, Inc.         950,000
     4,000 Tiffany & Co.                            201,000
    25,000 Viking Office Products, Inc.           1,153,125
    47,000 Waban, Inc.                              887,125
     6,000 Whole Foods Market, Inc.                  83,250
     3,000 Younkers, Inc.                            75,000
    32,000 Zale Corp.                               512,000
                                               ------------
                                                 16,068,834
                                               ------------

 Number                                               Market
 of Shares                                            Value
---------------------------------------------------------------
           CONSUMER DURABLES
     3,000 Borg Warner Automotive, Inc.            $     96,000
    50,000 Breed Technologies, Inc.                     950,000
    49,000 Brunswick Corp.                            1,108,625
     9,000 Callaway Golf Co.                            201,375
    21,000 Champion Enterprises, Inc.                   643,125
    43,750 Clayton Homes, Inc.                          962,500
    23,000 Cobra Golf, Inc.                             819,375
     9,000 Department 56, Inc.                          345,375
    24,000 Echlin, Inc.                                 876,000
     5,000 Fleetwood Enterprises, Inc.                  130,000
    14,000 Gencorp, Inc.                                168,000
     8,400 Harman International Industries, Inc.        336,000
    46,000 Leggett & Platt, Inc.                      1,121,250
     7,000 Lennar Corp.                                 177,625
    14,000 Outboard Marine Corp.                        287,000
     7,000 Smith (A.O.) Corp.                           142,625
     6,000 Snap-On-Tools, Inc.                          270,750
    22,000 Toro Co.                                     720,500
                                                   ------------
                                                      9,356,125
                                                   ------------
           CONSUMER NON-DURABLES
     1,000 Alberto Culver Co., Class B                   34,625
    34,000 American Greetings Corp., Class A            941,375
    29,000 Barefoot, Inc.                               293,625
     6,000 Dean Foods Co.                               165,000
     4,500 Fossil, Inc.                                  34,312
     2,000 Hormel (G.A.) & Co.                           49,250
    13,000 IBP, Inc.                                    661,375
    41,000 Liz Clairborne, Inc.                       1,117,250
    23,000 Nautica Enterprises, Inc.                  1,017,750
    10,000 Nu-Kote Holdings, Inc., Class A              162,500
    11,000 Phillips-Van Heusen Corp.                    104,500
     8,000 St. John Knits, Inc.                         425,000
     7,000 Smithfield Foods, Inc.                       224,875
    15,000 Springs Industries, Inc.                     618,750
    42,000 Starbucks Corp.                              879,375
    56,000 Topps, Inc.                                  294,000
     1,000 Unifi, Inc.                                   22,500

                                  (Unaudited)

--------------------------------------------------------------------------------

 Number                                          Market
 of Shares                                        Value
----------------------------------------------------------
     9,000 Universal Foods Corp.               $   360,000
    18,000 Westpoint Stevens, Inc.                 355,500
    25,000 Whitman Corp.                           562,500
    18,000 Wolverine World Wide, Inc.              564,750
                                               -----------
                                                 8,888,812
                                               -----------
           CONSUMER SERVICES
     4,000 Advo, Inc.                              103,500
    10,000 Banta Corp.                             440,000
    12,000 Belo (A.H.) Corp.                       415,500
    14,000 Boston Chicken, Inc.                    448,000
    30,000 Bowne & Co., Inc.                       600,000
    11,000 Boyd Gaming Corp.                       123,750
    38,000 Equifax, Inc.                           821,750
     8,000 Gartner Group, Inc.                     368,000
     9,000 HFS, Inc.                               736,875
    30,000 Kelly Services, Inc.                    847,500
    25,000 King World Productions, Inc.            978,125
     4,000 La Quinta Inns, Inc.                    107,500
    21,000 Lone Star Steakhouse Saloon, Inc.       811,125
     9,000 Media General, Inc., Class A            270,000
    21,000 Mirage Resorts, Inc.                    711,375
    19,000 New York Times Co., Class A             548,625
    27,760 Ogden Corp.                             593,370
    16,000 Olsten Corp.                            620,000
    34,000 Omnicom Group                         1,262,250
    29,000 Outback Steakhouse, Inc.              1,036,750
     3,000 Papa John's International, Inc.         123,000
    13,200 PHH Corp.                               618,750
    31,500 Players International, Inc.             346,500
     1,000 Pulitzer Publishing Co.                  47,875
    28,500 Regal Cinemas, Inc.                     826,500
    17,000 Reynolds & Reynolds Co.                 660,875
    23,000 Rio Hotel & Casino, Inc.                276,000
    28,000 Robert Half International, Inc.       1,134,000
    26,000 Sbarro, Inc.                            559,000
    12,500 Scientific Games Holdings Corp.         475,000
     6,000 Sonic Corp.                             111,000
    24,000 Wendy's International, Inc.             510,000
    16,000 Westcott Communications, Inc.           220,000
                                               -----------
                                                17,752,495
                                               -----------
           ENERGY
    17,000 BJ Services Co.                         493,000
    13,000 Brooklyn United Gas Co.                 372,125
    24,100 Eastern Enterprises                     852,538
    38,000 El Paso Natural Gas Co.               1,092,500
    25,000 KCS Energy, Inc.                        368,750
    12,000 K.N. Energy, Inc.                       352,500
    91,000 Nabors Industries, Inc.               1,023,750
    14,000 NACCO Industries, Inc., Class A         784,000
     2,500 National Fuel Gas Co.                    83,125
    24,000 NICOR, Inc.                             666,000

 Number                                              Market
 of Shares                                            Value
---------------------------------------------------------------
    15,000 Nuevo Energy Co.                       $     339,375
     8,000 Offshore Logistics, Inc.                     100,000
    14,400 ONEOK , Inc.                                 336,600
    28,000 Pacific Enterprises                          787,500
    51,000 Smith International, Inc.                  1,185,750
     8,000 Tidewater, Inc.                              249,000
    25,000 Union Texas Petroleum Holdings, Inc.         478,125
    12,000 United Meridan Corp.                         208,500
    31,000 Valero Energy Corp.                          755,625
    30,000 Varco International, Inc.                    367,500
     6,000 Washington Gas & Light Co.                   124,500
     2,500 Weatherford Enterra, Inc.                     72,187
     5,000 Western Atlas, Inc.                          254,375
    12,400 WICOR, Inc.                                  403,000
       188 Williams Companies, Inc.                       8,201
                                                  -------------
                                                     11,758,526
                                                  -------------
           FINANCE
    12,000 Advanta Corp., Class A                       459,000
    15,000 AMBAC, Inc.                                  695,625
    34,000 American Financial Group, Inc.             1,037,000
    25,000 American Re Corp.                          1,021,875
    29,000 Bankers Life Holding Corp.                   580,000
    33,000 Bear Stearns Companies, Inc.                 647,625
    24,000 California Federal Bank                      378,000
     6,000 CCB Financial Corp.                          334,500
    26,000 Charter One Financial, Inc.                  794,625
    58,000 City National Corp.                          812,000
    10,000 CMAC Investment Corp.                        440,000
    23,000 Commercial Federal Corp.                     865,375
    26,500 Countrywide Credit Industries, Inc.          569,750
    23,000 Crestar Financial Corp.                    1,354,125
    41,000 Edwards (A.G.), Inc.                         968,625
    22,000 Finova Group, Inc.                         1,028,500
     7,000 First American Corp.                         337,750
    10,000 First Financial Corp.                        230,000
    19,000 First Tennessee National Corp.             1,149,500
    13,000 First USA, Inc.                              576,875
    20,300 Fremont General Corp.                        748,563
    19,000 GATX Corp.                                   935,750
    73,500 Mercury Financial Co.                        964,688
     7,300 MGIC Investment Corp.                        395,113
     9,000 North American Mortgage Co.                  192,375
    21,000 North Fork Bancorporation                    525,000
    22,000 Northern Trust Corp.                       1,221,000

                                  (Unaudited)

--------------------------------------------------------------------------------

 Number                                                     Market
 of Shares                                                  Value
---------------------------------------------------------------------
        80 Norwest Corp.                                 $      2,630
    10,000 Penncorp Financial Group, Inc.                     295,000
    40,000 Peoples Heritage Financial Group                   890,000
    25,000 Protective Life Corp.                              775,000
    18,000 Regions Financial Corp.                            774,000
   116,000 Reliance Group Holding                           1,015,000
    17,000 Reliastar Financial Corp.                          748,000
    10,000 Republic New York Corp.                            618,750
     3,000 Roosevelt Financial Group, Inc.                     57,750
    38,000 Southtrust Corp.                                   978,500
     7,000 Sovereign Bancorp, Inc.                             70,875
    19,300 Star Banc Corp.                                  1,143,525
    32,000 TCF Financial Corp.                              1,064,000
     6,000 TIG Holdings, Inc.                                 171,000
     6,000 Transatlantic Holdings, Inc.                       440,250
    28,000 Union Planters Corp.                               885,500
     5,000 Vesta Insurance Group, Inc.                        270,000
    38,000 Washington Mutual, Inc.                          1,102,000
    15,000 Webb (Dell) Corp.                                  296,250
     9,000 Zions Bancorporation                               726,750
                                                         ------------
                                                           31,588,019
                                                         ------------
           HEALTH CARE
    25,000 Amsco International, Inc.                          375,000
    24,000 Bausch & Lomb, Inc.                                945,000
     5,000 Bio Rad Labs, Inc., Class A                        211,875
    19,000 CNS, Inc.                                          287,375
    65,000 Cor Therapeutics, Inc.                             528,125
     1,000 Cordis Corp.                                       101,250
    29,000 Foundation Health Corp.                          1,236,125
     2,000 Genzyme Corp.                                      122,750
    17,000 Haemonetics Corp.                                  299,625
     2,000 HBO & Co.                                          152,500
    13,000 Health Management Associates, Inc., Class A        331,500
    20,000 Healthcare Compare Corp.                           867,500
     8,000 Healthsouth Rehabilitation                         234,000
    39,000 Horizon/CMS Healthcare                             970,125
    37,535 ICN Pharmaceuticals, Inc.                          713,165
    24,000 Integrated Health Services, Inc.                   600,000
    29,000 Lincare Holdings, Inc.                             721,375
     3,000 Manor Care, Inc.                                   105,750
     1,000 Maxicare Health Plans                               26,875
    32,000 Medisense, Inc.                                  1,024,000
    47,500 Mylan Labs, Inc.                                 1,098,438

 Number                                                  Market
 of Shares                                               Value
------------------------------------------------------------------
    16,000 Nellcor Puritan Bennett, Inc.              $    934,000
     2,000 Orthofix International, NV                       14,500
    16,000 Oxford Health Plans, Inc.                     1,172,000
     6,000 Pacific Physician Services                      107,250
     6,000 Quintiles Transnational Corp.                   243,000
    17,000 Renal Treatment Centers, Inc.                   745,875
     6,000 Rexall Sundown, Inc.                            131,250
    14,000 Sybron Corp.                                    327,250
    18,000 Thermo Cardiosystems, Inc.                    1,352,250
     2,000 United American Healthcare Corp.                 20,250
    12,000 Universal Health Services, Inc., Class B        531,000
    30,000 Vivra, Inc.                                     746,250
    25,320 Watsons Pharmaceuticals, Inc.                 1,243,845
                                                      ------------
                                                        18,521,073
                                                      ------------
           PRODUCER MANUFACTURING
    16,000 Agco Corp.                                      798,000
     3,000 Alliant Techsystems, Inc.                       151,125
     5,000 Ametek, Inc.                                     92,500
    14,600 Aptar Group, Inc.                               542,025
    12,000 Blount International, Inc., Class A             316,500
    21,000 Briggs & Stratton Corp.                         918,750
    12,000 Cognex Corp.                                    402,000
    22,000 Cummins Engine Co., Inc.                        814,000
    26,000 Danaher Corp.                                   822,250
    22,000 Detroit Diesel Corp.                            420,750
    11,000 Duracraft Corp.                                 277,750
     5,000 Glenayre Technologies                           310,000
     7,000 Global Industrial Technology, Inc.              129,500
     7,000 Granite Construction, Inc.                      222,250
     1,000 Harnischfeger Industries, Inc.                   31,625
    18,500 IDEX Corp.                                      763,125
     1,000 Johnson Controls, Inc.                           68,750
    10,000 Juno Lighting, Inc.                             160,000
     1,000 Kennametal, Inc.                                 31,625
     2,000 Kent Electrics Corp.                            117,250
    16,000 Kulicke & Sofa Industries, Inc.                 378,000
    24,000 Mueller Industries, Inc.                        690,000
     4,000 National Service Industries, Inc.               125,000
    14,000 Navistar International Corp.                    148,750
    24,000 PACCAR, Inc.                                  1,038,000
    30,000 Southdown, Inc.                                 585,000

                                  (Unaudited)

--------------------------------------------------------------------------------

 Number                                                Market
 of Shares                                             Value
----------------------------------------------------------------
    90,000 Sterling Chemicals, Inc.                 $    731,250
     5,000 Tecumeseh Products Co., Class A               258,750
    11,000 Teledyne, Inc.                                280,500
    28,300 Thermo Instrument Systems, Inc.               958,663
    26,000 Timken Co.                                  1,001,000
     8,000 United Waste Systems, Inc.                    294,000
    31,000 Varity Corp.                                1,143,125
     6,000 Watts Industries, Inc., Class A               139,500
    32,000 Wellman, Inc.                                 732,000
     9,000 Wolverine Tube, Inc.                          324,000
                                                    ------------
                                                      16,217,313
                                                    ------------
           RAW MATERIALS/PROCESSING INDUSTRIES
    17,000 Cleveland Cliffs, Inc.                        686,375
    16,000 Cyprus Amax Minerals                          416,000
     4,000 Cytec Industries, Inc.                        248,500
     6,000 First Mississippi Corp.                       154,500
    14,000 Geon Co.                                      344,750
    24,000 Georgia Gulf Corp.                            741,000
    15,000 Goodrich (B.F.) Co.                         1,018,125
    46,000 Handy & Harman                                759,000
    10,000 IMC Global, Inc.                              405,000
     8,000 Inland Steel Industries, Inc.                 200,000
     2,000 International Specialty Products, Inc.         21,500
    51,000 J&L Specialty Steel, Inc.                     949,875
    62,000 Jefferson Smurfit Corp.                       589,000
    44,000 Longview Fibre Co.                            709,500
     8,000 Lubrizol Corp.                                220,000
    45,000 Lyondell Petrochemical Co.                  1,029,375
    49,000 Magma Copper Co., Class B                   1,365,875
     6,000 Medusa Corp.                                  160,500
     3,000 NCH Corp.                                     172,125
    14,000 Olin Corp.                                  1,029,000
    51,000 Owens-Illinois, Inc.                          739,500
    12,000 Potlatch Corp.                                477,000
     3,000 Quanex Corp.                                   57,750
    11,000 Rayonier, Inc.                                367,125
    69,000 Rexene Corp.                                  750,375
    20,000 Sealed Air Corp.                              550,000
    14,000 Sigma-Aldrich Corp.                           696,500
    33,000 Sonoco Products Co.                           866,250
    43,000 Stone Container Corp.                         607,375
    50,000 Terra Industries, Inc.                        700,000

 Number                                            Market
 of Shares                                         Value
------------------------------------------------------------
     1,000 Texas Industries, Inc.               $     52,625
    23,000 USG Corp.                                 687,125
     6,000 Vulcan Materials Co.                      339,000
    41,500 Worthington Industries, Inc.              866,313
                                                ------------
                                                  18,976,938
                                                ------------
           TECHNOLOGY
     6,000 Adaptec, Inc.                             244,500
    20,000 Alantec Corp.                           1,145,000
     4,000 Altera Corp.                              198,500
    30,000 America Online, Inc.                    1,121,250
     3,000 Analysts International Corp.               90,000
    10,000 Ascend Communications, Inc.               795,000
    28,000 Aspect Telecommunications Corp.           941,500
    19,000 Atmel Corp.                               429,875
     1,000 Auspex Systems, Inc.                       18,000
    21,400 Avnet, Inc.                               949,625
    20,000 BMC Industries, Inc.                      467,500
    58,000 Borland International, Inc.               949,750
    36,000 Cadence Design Systems, Inc.            1,503,000
    19,000 Cascade Communications, Inc.            1,567,500
     2,000 Checkpoint Systems, Inc.                   75,250
    21,000 Cidco, Inc.                               535,500
    60,000 Conner Peripherals, Inc.                1,237,500
    22,000 Credence Systems Corp.                    500,500
     1,000 Dallas Semiconductor Co.                   21,000
    13,000 Dovatron International, Inc.              419,250
    22,000 Dynatech Corp.                            374,000
    24,000 Electroglas, Inc.                         606,000
    26,000 Electronics For Imaging, Inc.           1,131,000
    34,000 Gateway 2000, Inc.                        841,500
     9,000 Harris Corp.                              490,500
    18,000 Hyperion Software Corp.                   400,500
    23,000 In Focus Systems, Inc.                    816,500
    44,000 Integrated Device Technology, Inc.        577,500
    44,000 International Rectifier Corp.           1,094,500
    37,000 Intervoice, Inc.                          703,000
    24,000 KLA Instruments Corp.                     630,000
     3,000 Komag, Inc.                               144,000
    13,000 Lam Research Corp.                        601,250
     3,000 Littelfuse, Inc.                          109,500
     4,000 Marcam Corp.                               61,000
    25,500 McAfee Associates, Inc.                 1,039,124
    10,000 Microchip Technology, Inc.                375,000

                                  (Unaudited)

--------------------------------------------------------------------------------

Number                                           Market
of Shares                                         Value
----------------------------------------------------------
    9,000  Netmanage, Inc.                     $   207,000
   14,000  Network Equipment Technologies          386,750
   22,000  Network General Corp.                   731,500
   12,500  Novellus Systems, Inc.                  687,500
   16,000  Peoplesoft, Inc.                        682,000
    4,500  Pioneer Standard Electronics, Inc.       59,344
   23,000  Read-Rite Corp.                         529,000
    4,000  Recoton Corp.                            75,000
   14,000  Seagate Technology                      666,750
   21,800  Sequent Computer Systems, Inc.          318,825
   25,000  Solectron Corp.                       1,112,500
    9,000  Sterling Software, Inc.                 555,750
   38,000  S3, Inc.                                669,750
   19,000  Symbol Technologies, Inc.               738,625
   20,000  Teredyne, Inc.                          505,000
   12,000  3Com Corp.                              547,500
   19,000  Unitrode Corp.                          536,750
   11,474  U.S. Robotics Corp.                   1,009,711
    8,500  Varian Associates, Inc.                 406,938
   27,000  Vishay Intertechnology, Inc.            820,125
   19,000  Wyle Electronics, Inc.                  655,500
   21,000  Xilinx, Inc.                            640,500
                                               -----------
                                                35,747,192
                                               -----------
           TRANSPORTATION
   53,000  Arkansas Best Corp.                     377,625
   32,000  Comair Holdings, Inc.                   852,000
   10,800  Consolidated Freightways, Inc.          287,550
    1,000  Continental Airlines, Inc., Class B      43,125
   12,000  Fritz Companies, Inc.                   501,000
   26,000  Illinois Central Corp.                  994,500
   20,000  MS Carriers, Inc.                       390,000
   12,000  Northwest Airlines, Inc., Class A       607,500
   19,000  Pittston Co. Services Group             596,125
    6,000  Stolt Nelsen, S.A.                      173,250
   11,000  TNT Freightways Corp.                   214,500
   30,000  ValuJet Airlines, Inc.                  750,000
                                               -----------
                                                 5,787,175
                                               -----------

 Number                                                        Market
 of Shares                                                     Value
------------------------------------------------------------------------
           UTILITIES
    29,000 AES Corp.                                        $    670,625
    26,000 AT&T Capital Corp.                                    988,000
    34,100 Boston Edison Co.                                   1,001,688
    12,000 California Energy, Inc.                               226,500
    39,000 Centerior Energy Corp.                                351,000
     4,300 Central Hudson Gas & Electric Corp.                   131,149
     8,000 Cincinnati Bell, Inc.                                 276,000
     1,000 Colorado Public Service Co.                            35,375
    10,000 Comment Cellular, Inc.                                291,250
     5,500 C-Tec Corp.                                           170,500
    38,000 Delmarva Power & Light Co.                            864,500
    17,000 DQE, Inc.                                             522,750
     8,000 Eastern Utilities Association                         190,000
    42,000 Frontier Corp.                                      1,228,500
    36,000 Illinova Corp.                                      1,071,000
    41,000 Long Island Lighting Co.                              656,000
    33,000 New Mexico Public Service Co.                         577,500
    24,000 NIPSCO Industries, Inc.                               918,000
     9,500 Oklahoma Gas & Electric Co.                           412,063
     3,000 Orange & Rockland Utilities                           109,500
    27,000 Pinnacle West Capital Corp.                           776,250
    32,000 Portland General Corp.                                920,000
    14,200 Southern New England Telecommunications               562,675
    23,000 U.S. Cellular Corp.                                   779,125
                                                            ------------
                                                              13,729,950
                                                            ------------
           TOTAL COMMON STOCK                                204,392,452
                                                            ------------
 Par
 Amount
 (000)
 ---------
           REPURCHASE AGREEMENT
  $  4,370 Lehman Govt. Securities, Inc., 5.875%, 1/02/96   $  4,370,000
                                                            ------------
           TOTAL INVESTMENTS                                 208,762,452
           Other assets and liabilities, net                     363,030
                                                            ------------
           NET ASSETS                                       $209,125,482
                                                            ------------

                                  (Unaudited)

-------------------------------------------------------------------------------

NOTE 3-INVESTMENT ACTIVITY
During the period, the cost of purchases and proceeds from sales of invest-ments, excluding short-term investments, were $2,413,498,809 and $2,678,731,704.
  For federal income tax purposes, the identified cost of investments owned at the end of the period was $2,168,896,374, net unrealized appreciation of in-vestments aggregated $292,167,398, gross unrealized appreciation of invest-ments aggregated $310,204,293 and gross unrealized depreciation of investments aggregated $18,036,895.
  At the end of the period, the Fund held 658 long Standard & Poor's 500 Index future contracts expiring in March 1996. The market value of such contracts was $203,470,050, and the unrealized depreciation was $1,301,269.

NOTE 4-TRUSTEE COMPENSATION
Fund trustees who are not affiliated with the Adviser are compensated by the Fund at the annual rate of $3,669 plus a fee of $105 per day for Board and Committee meetings attended. During the period, such fees aggregated $41,521.
  The trustees may participate in a voluntary Deferred Compensation Plan (the "Plan"). The Plan is not funded and obligations under the Plan will be paid solely out of the Fund's general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. Each trustee covered under the Plan elects to be credited with an earnings component or amounts deferred equal to the income earned by the Fund on its short-term investments or equal to the total return of the Fund.

NOTE 5-CAPITAL
The Fund offers three classes of shares at their respective net asset values per share, plus a sales charge which is imposed either at the time of purchase (the Class A shares) or at the time of redemption on a contingent deferred ba-sis (the Class B and C shares). All classes of shares have the same rights, except that Class B and C shares bear the cost of distribution fees and cer-tain other class specific expenses. Realized and unrealized gains or losses, investment income, and expenses (other than class specific expenses) are allo-cated daily to each class of shares based upon the relative proportion of net assets of each class. Class B and C shares automatically convert to Class A shares six years and ten years after purchase, respectively, subject to cer-tain conditions.

                                  (Unaudited)

-------------------------------------------------------------------------------
  The Fund has unlimited number of shares of $.01 par value beneficial inter-est authorized. Transactions in shares of beneficial interest were as follows:

                                               Six Months Ended     Year ended
                                              December 31, 1995  June 30, 1995
-------------------------------------------------------------------------------
Shares sold
 Class A.....................................        50,147,192     73,542,303
 Class B.....................................        10,017,480     14,291,211
 Class C.....................................         1,437,178      1,350,739
                                                    -----------   ------------
                                                     61,601,850     89,184,253
                                                    -----------   ------------
Shares issued for distributions reinvested
 Class A.....................................        30,357,409     25,119,379
 Class B.....................................           682,480        507,973
 Class C.....................................            27,053         18,312
                                                    -----------   ------------
                                                     31,066,942     25,645,664
                                                    -----------   ------------
Shares redeemed
 Class A.....................................       (56,103,811)   (97,327,563)
 Class B.....................................       (10,106,726)   (13,469,993)
 Class C.....................................        (1,436,616)    (1,284,346)
                                                    -----------   ------------
                                                    (67,647,153)  (112,081,902)
                                                    -----------   ------------
 Increase in shares outstanding..............        25,021,639      2,748,015
                                                    -----------   ------------

NOTE 6-FUND REORGANIZATION
On July 21, 1995, the shareholders approved the reorganization of the Fund to a Delaware Business Trust and the election of fourteen trustees. On August 31, 1995, the reorganization became effective.

               FUNDS DISTRIBUTED BY VAN KAMPEN AMERICAN CAPITAL

GLOBAL AND INTERNATIONAL
 Global Equity Fund
 Global Government Securities Fund
 Global Managed Assets Fund
 Short-Term Global Income Fund
 Strategic Income Fund

EQUITY
Growth
 Emerging Growth Fund
 Enterprise Fund
 Pace Fund
Growth & Income
 Balanced Fund
 Comstock Fund
 Equity Income Fund
 Growth and Income Fund
 Harbor Fund
 Real Estate Securities Fund
 Utility Fund

FIXED INCOME
 Corporate Bond Fund
 Government Securities Fund
 High Income Corporate Bond Fund
 High Yield Fund
 Limited Maturity Government Fund
 Prime Rate Income Trust
 Reserve Fund
 U.S. Government Fund
 U.S. Government Trust for Income

TAX-FREE
 California Insured Tax Free Fund
 Florida Insured Tax Free Income Fund
 High Yield Municipal Fund
 Insured Tax Free Income Fund
 Limited Term Municipal Income Fund
 Municipal Income Fund
 New Jersey Tax Free Income Fund
 New York Tax Free Income Fund
 Pennsylvania Tax Free Income Fund
 Tax Free High Income Fund
 Tax Free Money Fund
 Texas Tax Free Income Fund

THE GOVETT FUNDS
 Emerging Markets Fund
 Global Income Fund
 International Equity Fund
 Latin America Fund
 Pacific Strategy Fund
 Smaller Companies Fund

Ask your investment adviser for a prospectus containing more complete information, including sales charges and expenses. Please read it carefully before you invest or send money. Or call us direct at 1-800-421-5666 weekdays from 7:00 a.m. to 7:00 p.m. Central time.

                     VAN KAMPEN AMERICAN CAPITAL PACE FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
LINDA HUTTON HEAGY
ROGER HILSMAN
R. CRAIG KENNEDY
DENNIS J. MCDONNELL
DONALD C. MILLER
JACK E. NELSON
DON G. POWELL
JEROME L. ROBINSON
FERNANDO SISTO*
WAYNE W. WHALEN
WILLIAM S. WOODSIDE

*Chairman of the Board

OFFICERS

DON G. POWELL
President and Chief Executive Officer

DENNIS J. MCDONNELL
Executive Vice President

RONALD A. NYBERG
Vice President and Secretary

EDWARD C. WOOD, III
Vice President and Chief Financial Officer

CURTIS W. MORELL
Vice President and Chief Accounting Officer

JOHN L. SULLIVAN
Treasurer

TANYA M. LODEN
Controller

WILLIAM N. BROWN
PETER W. HEGEL
ROBERT C. PECK, JR.
ALAN T. SACHTLEBEN
PAUL R. WOLKENBERG
Vice Presidents


INVESTMENT ADVISER

VAN KAMPEN AMERICAN CAPITAL ASSET MANAGEMENT INC.
2800 Post Oak Blvd.,
Houston, Texas 77056

DISTRIBUTOR

VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

SHAREHOLDER SERVICE AGENT

ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256,
Kansas City, Missouri 64141-9256

CUSTODIAN

STATE STREET BANK AND TRUST CO.
225 Franklin Street,
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM
333 West Wacker Drive
Chicago, Illinois 60806

INDEPENDENT ACCOUNTANTS

PRICE WATERHOUSE LLP
1201 Louisiana
Houston, Texas 77002
(C)Van Kampen American Capital Distributors, Inc., 1996
 All rights reserved.
SMdenotes a service mark of
 Van Kampen American Capital Distributors, Inc.
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors un-less it has been preceded or is accompanied by an effective prospectus of the Fund which contains additional information on how to purchase shares, the sales charge, and other pertinent data.